Summary of Significant Accounting Policies - Summary of Antidilutive Shares Excluded from Computation of Earnings per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	31,407,627	29,277,829	30,486,557	28,910,977	29,144,095	24,139,878	11,573,328
Class A and Class A-1 OP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	12,131,585	10,270,455	11,354,513	9,933,505	10,097,549	9,095,029	9,095,029
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	18,761,726	18,761,726	18,761,726	18,761,726	18,761,726	14,917,110	2,428,744
LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	425,126	181,963	370,318	122,417	179,344	46,449
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	89,190	63,685	0	93,329	105,476	81,290	49,555